REVENUE - Summary of Disaggregation of Revenues by Category (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 36,974	$ 40,799	$ 152,034	$ 129,556
Tool Rental Services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	29,966	32,276	119,239	99,018
Product Sales
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 7,008	$ 8,523	$ 32,795	$ 30,538